UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cyrus Capital Partners, L.P.
Address: 399 Park Avenue, 39th Floor
         New York, NY  10022

13F File Number:  028-10102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jennifer M. Pulick
Title:     Chief Compliance Officer
Phone:     212-380-5821

Signature, Place, and Date of Signing:

 /s/ Jennifer M. Pulick     New York, NY     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $411,677 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305   1642.8    23180 SH       SOLE                    23180        0        0
CHEMTURA CORP                  COM NEW          163893209  62726.3  4325954 SH       SOLE                  4325954        0        0
CIT GROUP INC                  COM NEW          125581801  80194.3  2250122 SH       SOLE                  2250122        0        0
COTT CORP QUE                  COM              22163N106   4533.6   552210 SH       SOLE                   552210        0        0
ENDEAVOUR INTL CORP            COM NEW          29259G200  24682.9  2938457 SH       SOLE                  2938457        0        0
EXCO RESOURCES INC             COM              269279402  52532.1  6921223 SH       SOLE                  6921223        0        0
FIRST BANCORP P R              COM NEW          318672706  18885.8  4769145 SH       SOLE                  4769145        0        0
GRAPHIC PACKAGING HLDG CO      COM              388689101   3412.6   620476 SH       SOLE                   620476        0        0
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105   4431.6   133122 SH       SOLE                   133122        0        0
MEADWESTVACO CORP              COM              583334107   4312.5   150000 SH       SOLE                   150000        0        0
NATIONAL CINEMEDIA INC         COM              635309107      672   315500 SH       SOLE                   315500        0        0
OFFICIAL PMTS HLDGS INC        COM              67623R106    574.3   147269 SH       SOLE                   147269        0        0
REALD INC                      COM              75604L105   3951.7   264150 SH       SOLE                   264150        0        0
REGAL ENTMT GROUP              CL A             758766109     51.2    76410 SH       SOLE                    76410        0        0
SELECT COMFORT CORP            COM              81616X103   1885.5    90131 SH       SOLE                    90131        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      528     6000 SH  PUT  SOLE                     6000        0        0
SPECTRUM BRANDS HLDGS INC      COM              84763R101  34287.6  1052735 SH       SOLE                  1052735        0        0
STERLING FINL CORP WASH        COM NEW          859319303  20191.3  1068889 SH       SOLE                  1068889        0        0
SUFFOLK BANCORP                COM              864739107   1782.8   137458 SH       SOLE                   137458        0        0
TARO PHARMACEUTICAL INDS LTD   SHS              M8737E108   4615.6   124511 SH       SOLE                   124511        0        0
U S AIRWAYS GROUP INC          COM              90341W108  18988.7  1424501 SH       SOLE                  1424501        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102   1567.7    35000 SH       SOLE                    35000        0        0
VISTEON CORP                   COM NEW          92839U206    58651  1564027 SH       SOLE                  1564027        0        0
WABASH NATL CORP               COM              929566107   2864.2   432655 SH       SOLE                   432655        0        0
YRC WORLDWIDE INC              COM PAR $.01     984249607   3710.5   527068 SH       SOLE                   527068        0        0
YRC WORLDWIDE INC              NOTE 10.000% 3/3 984249AB8        0 10701705 PRN      SOLE                 10701705        0        0
YRC WORLDWIDE INC              NOTE 10.000% 3/3 984249AC6        0 13360552 PRN      SOLE                 13360552        0        0